Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.81%	0.16%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	6.50%	4.91%
Expected rates of salary increase	5.00%	4.06%